Annual Operating Expenses {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund K PRO-01 - Fidelity Managed Retirement 2035 Fund - Class K	Dec. 13, 2022
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.38%

[1]	(a)Based on estimated amounts for the current fiscal year.